Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 800	$ 1,000	$ 1,600	$ 1,500
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	100	0	200	0
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 100	$ 0	$ 300	$ 0
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	2,781,054		2,781,054		2,106,675